Distribution Date:	01/17/25	Wells Fargo Commercial Mortgage Trust 2015-C27
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	17-18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989DAS8	1.730000%	50,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989DAT6	3.005000%	7,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989DAU3	3.362000%	36,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989DAV1	3.190000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989DAW9	3.451000%	309,207,000.00	214,837,948.63	79,067,949.34	617,838.13	0.00	0.00	79,685,787.47	135,769,999.29	69.47%	30.00%
A-SB	94989DAX7	3.278000%	89,627,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00	51.50%	22.38%
B	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00	41.19%	18.00%
C	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00	25.87%	11.50%
D	94989DAG4	3.768000%	44,533,000.00	44,533,000.00	0.00	160,403.66	0.00	0.00	160,403.66	44,533,000.00	15.85%	7.25%
E	94989DAJ8	2.869000%	26,196,000.00	26,196,000.00	0.00	0.00	0.00	0.00	0.00	26,196,000.00	9.96%	4.75%
F	94989DAL3	2.869000%	17,027,000.00	17,027,000.00	0.00	0.00	0.00	0.00	0.00	17,027,000.00	6.13%	3.13%
G	94989DAN9	2.869000%	32,745,035.00	27,273,212.56	0.00	0.00	0.00	0.00	0.00	27,273,212.56	0.00%	0.00%
R	94989DAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,047,828,036.00	523,715,161.19	79,067,949.34	1,412,776.27	0.00	0.00	80,480,725.61	444,647,211.85

X-A	94989DAZ2	0.662264%	813,376,000.00	294,734,948.63	0.00	162,660.19	0.00	0.00	162,660.19	215,666,999.29
X-B	94989DBA6	0.288168%	158,484,000.00	158,484,000.00	0.00	38,058.33	0.00	0.00	38,058.33	158,484,000.00
X-E	94989DAA7	1.348630%	26,196,000.00	26,196,000.00	0.00	29,440.59	0.00	0.00	29,440.59	26,196,000.00
X-F	94989DAC3	1.348630%	17,027,000.00	17,027,000.00	0.00	19,135.93	0.00	0.00	19,135.93	17,027,000.00
X-G	94989DAE9	1.348630%	32,745,035.00	27,273,212.56	0.00	30,651.22	0.00	0.00	30,651.22	27,273,212.56
Notional SubTotal			1,047,828,035.00	523,715,161.19	0.00	279,946.26	0.00	0.00	279,946.26	444,647,211.85

Deal Distribution Total					79,067,949.34	1,692,722.53	0.00	0.00	80,760,671.87

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989DAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989DAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989DAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989DAW9	694.80299162	255.71202896	1.99813759	0.00000000	0.00000000	0.00000000	0.00000000	257.71016656	439.09096266
A-SB	94989DAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989DAY5	1,000.00000000	0.00000000	3.19666671	0.00000000	0.00000000	0.00000000	0.00000000	3.19666671	1,000.00000000
B	94989DBB4	1,000.00000000	0.00000000	3.44916670	0.00000000	0.00000000	0.00000000	0.00000000	3.44916670	1,000.00000000
C	94989DBC2	1,000.00000000	0.00000000	3.24499993	0.00000000	0.00000000	0.00000000	0.00000000	3.24499993	1,000.00000000
D	94989DAG4	1,000.00000000	0.00000000	3.60190555	(0.46190555)	0.45996048	0.00000000	0.00000000	3.60190555	1,000.00000000
E	94989DAJ8	1,000.00000000	0.00000000	0.00000000	2.39083333	7.17250000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989DAL3	1,000.00000000	0.00000000	0.00000000	2.39083338	63.02387855	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989DAN9	832.89611876	0.00000000	0.00000000	1.99131594	126.85362773	0.00000000	0.00000000	0.00000000	832.89611876
R	94989DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989DAZ2	362.36002615	0.00000000	0.19998155	0.00000000	0.00000000	0.00000000	0.00000000	0.19998155	265.15043386
X-B	94989DBA6	1,000.00000000	0.00000000	0.24013989	0.00000000	0.00000000	0.00000000	0.00000000	0.24013989	1,000.00000000
X-E	94989DAA7	1,000.00000000	0.00000000	1.12385822	0.00000000	0.00000000	0.00000000	0.00000000	1.12385822	1,000.00000000
X-F	94989DAC3	1,000.00000000	0.00000000	1.12385799	0.00000000	0.00000000	0.00000000	0.00000000	1.12385799	1,000.00000000
X-G	94989DAE9	832.89611876	0.00000000	0.93605702	0.00000000	0.00000000	0.00000000	0.00000000	0.93605702	832.89611876

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	12/01/24 - 12/30/24	30	0.00	617,838.13	0.00	617,838.13	0.00	0.00	0.00	617,838.13	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/24 - 12/30/24	30	0.00	162,660.19	0.00	162,660.19	0.00	0.00	0.00	162,660.19	0.00
X-B	12/01/24 - 12/30/24	30	0.00	38,058.33	0.00	38,058.33	0.00	0.00	0.00	38,058.33	0.00
X-E	12/01/24 - 12/30/24	30	0.00	29,440.59	0.00	29,440.59	0.00	0.00	0.00	29,440.59	0.00
X-F	12/01/24 - 12/30/24	30	0.00	19,135.93	0.00	19,135.93	0.00	0.00	0.00	19,135.93	0.00
X-G	12/01/24 - 12/30/24	30	0.00	30,651.22	0.00	30,651.22	0.00	0.00	0.00	30,651.22	0.00
A-S	12/01/24 - 12/30/24	30	0.00	255,404.08	0.00	255,404.08	0.00	0.00	0.00	255,404.08	0.00
B	12/01/24 - 12/30/24	30	0.00	158,116.70	0.00	158,116.70	0.00	0.00	0.00	158,116.70	0.00
C	12/01/24 - 12/30/24	30	0.00	221,013.70	0.00	221,013.70	0.00	0.00	0.00	221,013.70	0.00
D	12/01/24 - 12/30/24	30	41,053.46	139,833.62	0.00	139,833.62	(20,570.04)	0.00	0.00	160,403.66	20,483.42
E	12/01/24 - 12/30/24	30	125,260.54	62,630.27	0.00	62,630.27	62,630.27	0.00	0.00	0.00	187,890.81
F	12/01/24 - 12/30/24	30	1,032,398.86	40,708.72	0.00	40,708.72	40,708.72	0.00	0.00	0.00	1,073,107.58
G	12/01/24 - 12/30/24	30	4,088,620.77	65,205.71	0.00	65,205.71	65,205.71	0.00	0.00	0.00	4,153,826.48
Totals			5,287,333.63	1,840,697.19	0.00	1,840,697.19	147,974.66	0.00	0.00	1,692,722.53	5,435,308.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,848,000.03	193,848,000.00	0.00	634,534.48	0.00	0.00	634,534.48	193,848,000.00

Exchangeable Certificate Details
PEX	94989DBD0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	80,760,671.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,917,031.10	Master Servicing Fee	12,141.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,729.20
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	225.49
ARD Interest	0.00	Trust Advisor Fee	671.16
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,917,031.10	Total Fees	14,977.32

Principal		Expenses/Reimbursements
Scheduled Principal	29,902,373.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	110,008.93
Principal Prepayments	49,165,575.98	Special Servicing Fees (Monthly)	37,965.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	79,067,949.34	Total Expenses/Reimbursements	147,974.65

		Interest Reserve Deposit	61,356.57

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,692,722.53
Excess Liquidation Proceeds	0.00	Principal Distribution	79,067,949.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	80,760,671.87
Total Funds Collected	80,984,980.44	Total Funds Distributed	80,984,980.41

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	523,715,161.19	523,715,161.19	Beginning Certificate Balance	523,715,161.19
(-) Scheduled Principal Collections	29,902,373.36	29,902,373.36	(-) Principal Distributions	79,067,949.34
(-) Unscheduled Principal Collections	49,165,575.98	49,165,575.98	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	444,647,211.85	444,647,211.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	524,682,436.88	524,682,436.88	Ending Certificate Balance	444,647,211.85
Ending Actual Collateral Balance	445,766,937.74	445,766,937.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP
2,000,000 or less	3	5,177,803.21	1.16%	2	4.6300	1.639954	1.30 or less	9	120,832,729.87	27.17%	1	4.2610	0.410244
2,000,001 to 3,000,000	4	9,705,132.07	2.18%	1	4.3369	1.642204	1.31 to 1.40	1	1,562,823.97	0.35%	1	4.1800	1.405600
3,000,001 to 4,000,000	4	13,997,712.29	3.15%	2	4.6105	2.133798	1.41 to 1.50	1	25,429,232.14	5.72%	1	4.1400	1.434000
4,000,001 to 5,000,000	5	21,552,316.76	4.85%	1	4.2299	2.184357	1.51 to 1.60	2	13,482,214.00	3.03%	2	4.6381	1.570887
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,851,555.43	1.54%	1	4.2500	1.206400	1.71 to 1.80	2	46,948,335.51	10.56%	1	4.1470	1.756308
7,000,001 to 8,000,000	2	15,518,392.82	3.49%	2	4.5110	1.427300	1.81 to 2.00	6	37,806,225.94	8.50%	0	4.6514	1.939166
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	28,278,556.34	6.36%	2	4.3474	2.253965
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	4	24,677,422.27	5.55%	1	4.4760	2.343900
10,000,001 to 15,000,000	1	10,385,410.12	2.34%	2	4.5600	1.576400	2.51 or greater	5	117,947,968.76	26.53%	2	4.0202	3.452538
15,000,001 to 20,000,000	4	65,695,256.66	14.77%	0	4.4558	1.157446	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
20,000,001 to 30,000,000	5	121,200,322.58	27.26%	1	4.1727	1.429891
30,000,001 to 50,000,000	2	84,381,606.86	18.98%	2	4.2643	1.784915
50,000,001 or greater	1	62,500,000.00	14.06%	2	3.8525	3.933800
Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP
							Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP
Arizona	2	9,471,476.73	2.13%	1	4.2658	2.062684
							Industrial	2	4,255,632.35	0.96%	(1)	4.7200	1.951400
Arkansas	1	3,772,871.32	0.85%	2	4.5000	2.477400
							Lodging	5	56,051,846.98	12.61%	1	4.3874	1.525568
California	3	70,623,670.16	15.88%	2	3.8939	3.781829
							Mixed Use	4	18,178,725.24	4.09%	0	4.5821	1.960934
Colorado	3	9,192,280.37	2.07%	1	4.1650	2.827342
							Mobile Home Park	1	1,900,585.55	0.43%	2	5.0000	1.186400
Florida	8	41,529,812.16	9.34%	1	4.4635	2.448707
							Multi-Family	4	27,551,415.46	6.20%	1	4.3539	2.110142
Georgia	1	2,616,478.24	0.59%	2	4.2500	2.885800
							Office	4	104,774,651.17	23.56%	2	4.1957	0.563641
Idaho	1	1,562,823.97	0.35%	1	4.1800	1.405600
							Retail	17	145,950,050.89	32.82%	2	4.1352	2.676276
Illinois	1	15,913,222.37	3.58%	1	4.4900	2.285100
							Self Storage	12	58,302,601.15	13.11%	2	4.2093	2.649415
Kentucky	1	4,470,489.52	1.01%	2	4.5000	0.997700
							Totals	58	444,647,211.85	100.00%	1	4.2460	1.878597
Maryland	1	22,927,992.79	5.16%	1	4.0500	(0.174700)

Massachusetts	1	24,350,567.09	5.48%	1	4.0700	1.723000

Michigan	1	2,723,915.81	0.61%	1	4.6000	(0.138300)

Nevada	1	7,877,122.77	1.77%	2	4.9000	1.971600

New Mexico	1	25,429,232.14	5.72%	1	4.1400	1.434000

New York	6	14,641,042.47	3.29%	1	4.6065	1.685399

North Carolina	1	17,899,494.48	4.03%	(1)	4.3500	0.321700

Ohio	3	61,204,063.90	13.76%	2	4.2620	0.655244

Oregon	2	12,233,378.39	2.75%	1	4.2300	1.792200

Tennessee	1	4,080,008.27	0.92%	1	4.2500	1.885500

Texas	4	16,192,646.50	3.64%	2	4.2400	2.567687

Virginia	3	15,506,601.77	3.49%	2	4.3699	1.405811

Washington	1	25,894,762.14	5.82%	2	4.3600	2.254800

Wisconsin	2	6,851,555.43	1.54%	1	4.2500	1.206400

Totals	58	444,647,211.85	100.00%	1	4.2460	1.878597

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP
	4.000% or less	2	66,700,951.79	15.00%	2	3.8536	3.893813	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	12	168,828,864.69	37.97%	1	4.1626	1.715963	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	134,079,723.83	30.15%	1	4.3519	1.219128	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	34,481,456.29	7.75%	1	4.6612	1.696628	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	12,874,512.20	2.90%	2	4.9148	1.754852	49 months or greater	32	416,965,508.80	93.77%	1	4.2385	1.904188
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP
	60 months or less	32	416,965,508.80	93.77%	1	4.2385	1.904188	Interest Only	1	62,500,000.00	14.06%	2	3.8525	3.933800
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	31	354,465,508.80	79.72%	1	4.3066	1.546323
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	27,681,703.05	6.23%	1	4.3593	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	350,614,406.60	78.85%	1	4.3017	1.541567
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	66,351,102.20	14.92%	2	3.9046	3.820358
	Totals	41	444,647,211.85	100.00%	1	4.2460	1.878597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303420001	RT	Palm Desert	CA	Actual/360	3.853%	207,339.41	0.00	0.00	N/A	03/01/25	--	62,500,000.00	62,500,000.00	11/01/24
2	310926602	SS	Various	Various	Actual/360	4.250%	161,450.29	75,364.65	0.00	N/A	03/11/25	--	44,115,450.61	44,040,085.96	01/11/25
3	303420003	OF	Cincinnati	OH	Actual/360	4.280%	148,971.07	78,727.28	0.00	N/A	03/01/25	--	40,420,248.18	40,341,520.90	12/01/24
6	310926711	OF	Albuquerque	NM	Actual/360	4.140%	90,999.09	96,460.07	0.00	N/A	02/11/25	--	25,525,692.21	25,429,232.14	01/11/25
7	310926582	RT	Braintree	MA	Actual/360	4.070%	85,541.64	56,970.43	0.00	N/A	02/11/25	--	24,407,537.52	24,350,567.09	01/11/25
8	303420008	LO	Seattle	WA	Actual/360	4.360%	97,407.68	49,869.79	0.00	N/A	03/01/25	--	25,944,631.93	25,894,762.14	11/01/24
9	310927734	OF	Baltimore	MD	Actual/360	4.050%	80,163.22	57,875.68	0.00	N/A	02/11/25	--	22,985,868.47	22,927,992.79	10/11/23
10	310925977	RT	Various	Various	Actual/360	4.230%	82,487.42	48,057.33	0.00	N/A	02/11/25	--	22,645,825.75	22,597,768.42	01/11/25
12	300571240	OF	Los Angeles	CA	Actual/360	4.500%	74,902.65	19,329,715.74	0.00	N/A	02/06/25	--	19,329,715.74	0.00	01/06/25
14	790927206	LO	Charlotte	NC	Actual/360	4.350%	67,180.26	35,169.84	0.00	N/A	12/11/24	--	17,934,664.32	17,899,494.48	12/11/24
17	303420017	OF	Cincinnati	OH	Actual/360	4.280%	59,364.27	31,372.44	0.00	N/A	03/01/25	--	16,107,277.78	16,075,905.34	01/01/25
18	300571252	MF	University Park	IL	Actual/360	4.490%	61,643.52	30,212.05	0.00	N/A	02/06/25	--	15,943,434.42	15,913,222.37	01/06/25
19	300571207	Various Various		Various	Actual/360	4.720%	64,363.90	29,207.41	0.00	N/A	12/06/24	--	15,835,841.88	15,806,634.47	12/06/24
22	303420022	RT	Torrance	CA	Actual/360	4.100%	45,147.95	12,787,775.83	0.00	N/A	01/01/25	--	12,787,775.83	0.00	01/01/25
24	300571255	Various Various		NY	Actual/360	4.560%	40,846.44	16,907.96	0.00	N/A	03/06/25	--	10,402,318.08	10,385,410.12	01/06/25
25	790927207	LO	Little Rock	AR	Actual/360	4.350%	47,205.90	12,602,241.66	0.00	N/A	12/11/24	--	12,602,241.66	0.00	01/11/25
28	310925150	MF	Las Cruces	NM	Actual/360	4.150%	39,769.32	11,128,607.83	0.00	N/A	02/11/25	--	11,128,607.83	0.00	01/11/25
30	300571253	RT	Simi Valley	CA	Actual/360	4.095%	41,433.44	11,750,000.00	0.00	N/A	02/06/25	--	11,750,000.00	0.00	01/06/25
35	303420035	RT	Las Vegas	NV	Actual/360	4.900%	33,310.69	17,444.83	0.00	N/A	03/01/25	--	7,894,567.60	7,877,122.77	01/01/25
36	303420036	RT	Gilbert	AZ	Actual/360	4.090%	30,521.77	15,326.98	0.00	N/A	02/01/25	--	8,666,170.14	8,650,843.16	01/01/25
37	303420037	SS	Arlington	VA	Actual/360	4.110%	27,101.91	16,438.17	0.00	N/A	03/01/25	--	7,657,708.22	7,641,270.05	01/01/25
41	303420041	MF	Milwaukee	WI	Actual/360	4.250%	25,127.57	14,420.71	0.00	N/A	02/05/25	--	6,865,976.14	6,851,555.43	01/05/25
47	303420047	MF	Reynoldsburg	OH	Actual/360	4.050%	16,735.54	12,082.60	0.00	N/A	02/05/25	--	4,798,720.26	4,786,637.66	01/05/25
50	416000181	LO	Nicholasville	KY	Actual/360	4.500%	17,363.85	10,503.84	0.00	N/A	03/01/25	--	4,480,993.36	4,470,489.52	01/01/25
52	820926403	LO	Chesapeake	VA	Actual/360	4.500%	15,612.03	14,680.84	0.00	N/A	02/11/25	--	4,028,910.36	4,014,229.52	01/11/25
54	410926610	SS	Fort Collins	CO	Actual/360	3.870%	14,035.90	10,871.51	0.00	N/A	02/11/25	--	4,211,823.30	4,200,951.79	01/11/25
56	303420056	LO	Magnolia	AR	Actual/360	4.500%	14,672.87	13,674.59	0.00	N/A	03/05/25	--	3,786,545.91	3,772,871.32	01/05/25
57	303420057	LO	Peachtree City	GA	Actual/360	4.700%	13,895.64	16,527.47	0.00	N/A	03/05/25	--	3,433,377.20	3,416,849.73	01/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	410926203	SS	Santa Fe Springs	CA	Actual/360	4.010%	13,789.05	3,993,288.98	0.00	N/A	02/11/25	--	3,993,288.98	0.00	01/11/25
60	790926968	RT	Gallatin	TN	Actual/360	4.250%	14,963.35	8,649.76	0.00	N/A	02/11/25	--	4,088,658.03	4,080,008.27	12/11/24
61	303420061	SS	Riverdale	GA	Actual/360	4.250%	14,901.00	8,613.73	0.00	N/A	02/05/25	--	4,071,621.01	4,063,007.28	01/05/25
62	303420062	RT	Chesapeake	VA	Actual/360	4.750%	15,787.78	8,729.64	0.00	N/A	03/01/25	--	3,859,831.84	3,851,102.20	01/01/25
65	303420065	MF	Anchorage	AK	Actual/360	4.530%	12,725.21	7,613.57	0.00	N/A	03/01/25	--	3,262,176.43	3,254,562.86	01/01/25
66	300571219	RT	Spring	TX	Actual/360	4.460%	13,756.96	3,582,022.51	0.00	N/A	01/06/25	--	3,582,022.51	0.00	01/06/25
69	410925539	MU	Louisville	CO	Actual/360	4.300%	12,159.29	6,893.26	0.00	N/A	02/11/25	--	3,283,828.15	3,276,934.89	01/11/25
73	300571238	RT	Sarasota	FL	Actual/360	4.900%	13,089.94	5,485.50	0.00	N/A	02/06/25	--	3,102,289.38	3,096,803.88	01/06/25
74	303420074	RT	Adrian	MI	Actual/360	4.600%	10,814.92	6,358.67	0.00	N/A	02/01/25	--	2,730,274.48	2,723,915.81	01/01/25
75	303420075	MF	Columbus	OH	Actual/360	4.400%	9,968.56	6,306.17	0.00	N/A	02/05/25	--	2,630,998.30	2,624,692.13	01/05/25
79	400926605	SS	Peoria	AZ	Actual/360	4.370%	9,129.67	5,840.04	0.00	N/A	02/11/25	--	2,426,133.39	2,420,293.35	01/11/25
80	870927236	RT	Jamul	CA	Actual/360	4.110%	7,734.54	8,283.34	0.00	N/A	02/11/25	--	2,185,412.05	2,177,128.71	01/11/25
83	303420083	RT	Amarillo	TX	Actual/360	4.210%	8,661.72	5,463.27	0.00	N/A	02/01/25	--	2,389,257.47	2,383,794.20	01/01/25
85	303420085	MH	Melbourne	FL	Actual/360	5.000%	8,200.93	4,145.97	0.00	N/A	03/05/25	--	1,904,731.52	1,900,585.55	01/05/25
86	303420086	SS	Colleyville	TX	Actual/360	4.600%	7,183.04	1,813,391.22	0.00	N/A	02/05/25	--	1,813,391.22	0.00	01/05/25
87	303420087	RT	Thornton	CO	Actual/360	4.630%	6,850.95	3,952.26	0.00	N/A	03/05/25	--	1,718,345.95	1,714,393.69	01/05/25
88	303420088	SS	Seguin	TX	Actual/360	4.500%	6,566.69	3,972.36	0.00	N/A	03/01/25	--	1,694,630.72	1,690,658.36	01/01/25
89	303420089	OF	Barrington	IL	Actual/360	4.650%	6,557.22	3,755.52	0.00	N/A	03/01/25	--	1,637,600.34	1,633,844.82	01/01/25
90	870927292	MU	Meridian	ID	Actual/360	4.180%	5,639.24	3,873.85	0.00	N/A	02/11/25	--	1,566,697.82	1,562,823.97	01/11/25
92	303420092	MF	Rexburg	ID	Actual/360	4.500%	5,998.42	3,628.60	0.00	N/A	03/01/25	--	1,547,979.57	1,544,350.97	01/01/25
94	303420094	MH	Brookshire	TX	Actual/360	4.650%	4,917.92	1,228,201.03	0.00	N/A	03/01/25	--	1,228,201.03	0.00	01/01/25
95	303420095	MH	Channelview	TX	Actual/360	4.380%	3,039.46	2,972.56	0.00	N/A	02/05/25	--	805,866.30	802,893.74	01/05/25
Totals							1,917,031.10	79,067,949.34	0.00				523,715,161.19	444,647,211.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,398,595.00	0.00	--	--	05/13/24	36,274,018.00	3,057,154.75	206,273.79	406,401.91	0.00	0.00
2	8,844,527.67	6,235,169.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	131,635.27	0.00
3	1,997,326.00	550,090.58	01/01/24	03/31/24	12/11/24	13,528,851.78	48,027.42	227,002.23	227,002.23	0.00	0.00
6	3,283,842.84	2,766,044.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,724,943.00	2,281,040.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	10,693.84	0.00
8	4,267,454.00	3,315,079.00	01/01/24	09/30/24	--	0.00	0.00	145,790.66	291,914.59	0.00	0.00
9	898,792.00	(4,736.63)	01/01/24	03/31/24	11/12/24	17,860,675.46	613,777.71	75,531.88	1,450,853.68	489,910.79	0.00
10	3,056,385.00	2,241,900.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,982,666.52	2,431,138.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	751,459.00	528,311.30	04/01/23	03/31/24	--	0.00	0.00	101,886.79	101,886.79	0.00	0.00
17	715,604.00	141,906.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,132,880.01	1,959,805.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,912,066.99	2,529,843.21	01/01/24	09/30/24	--	0.00	0.00	93,298.58	93,298.58	0.00	0.00
22	1,201,154.96	859,676.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,160,611.72	870,350.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,505,567.00	1,379,536.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,277,356.92	1,762,503.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,094,220.00	855,711.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,122,291.00	949,642.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	533,687.94	343,507.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	710,869.37	482,169.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	14,137.05	0.00
47	1,077,207.00	775,345.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	518,871.76	399,268.32	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,127,435.58	590,283.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	937,275.24	746,772.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	792,245.25	944,302.49	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	561,843.08	493,839.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	576,055.92	286,512.66	01/01/24	06/30/24	--	0.00	0.00	23,366.65	23,366.65	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	558,152.00	466,724.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	511,574.62	343,732.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	543,004.16	453,281.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	380,754.01	280,186.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	212,141.38	23,485.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	525,701.66	392,026.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	331,054.67	285,334.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	388,805.00	310,125.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	147,579.60	136,789.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
86	328,287.45	271,994.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
87	341,242.04	241,136.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	237,224.51	135,822.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	275,046.47	250,293.02	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	64,943,802.34	40,305,943.67				67,663,545.24	3,718,959.88	873,150.57	2,594,724.43	646,376.95	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	300571240	19,293,147.62	Payoff Prior to Maturity	0.00	0.00
28	310925150	11,104,697.61	Payoff Prior to Maturity	0.00	0.00
30	300571253	11,750,000.00	Payoff Prior to Maturity	0.00	0.00
59	410926203	3,983,178.43	Payoff Prior to Maturity	0.00	0.00
86	303420086	1,809,167.92	Payoff Prior to Maturity	0.00	0.00
94	303420094	1,225,384.40	Payoff Prior to Maturity	0.00	0.00
Totals		49,165,575.98		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	2	88,394,762.14	0	0.00	1	22,927,992.79	0	0.00	0	0.00	0	0.00	0	0.00	6	49,165,575.98	4.246034%	4.120733%	1
12/17/24	0	0.00	0	0.00	1	22,985,868.47	0	0.00	0	0.00	0	0.00	0	0.00	4	33,488,454.61	4.250841%	4.140092%	2
11/18/24	1	17,971,866.40	0	0.00	1	23,046,126.69	0	0.00	0	0.00	0	0.00	0	0.00	5	32,106,519.85	4.287484%	4.182374%	3
10/18/24	1	16,652,889.85	0	0.00	1	23,103,591.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285477%	4.222413%	4
09/17/24	0	0.00	0	0.00	1	23,163,454.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290361%	4.250855%	5
08/16/24	0	0.00	0	0.00	1	23,220,511.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292988%	4.253563%	6
07/17/24	2	79,258,153.97	0	0.00	1	23,277,370.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.297488%	4.206397%	7
06/17/24	0	0.00	0	0.00	1	23,336,648.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.295475%	4.205808%	8
05/17/24	1	62,500,000.00	0	0.00	1	23,393,103.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.295553%	4.205919%	9
04/17/24	0	0.00	0	0.00	1	23,451,992.08	0	0.00	0	0.00	0	0.00	0	0.00	1	13,983,095.27	4.295636%	4.206038%	10
03/15/24	0	0.00	1	62,500,000.00	1	23,508,046.67	0	0.00	0	0.00	1	62,500,000.00	0	0.00	0	0.00	4.296746%	4.208192%	11
02/16/24	1	62,500,000.00	0	0.00	1	23,569,191.08	0	0.00	1	0.00	0	0.00	0	0.00	1	2,565,826.06	4.296833%	4.208314%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303420001	11/01/24	1	1	206,273.79	406,401.91	0.00	62,500,000.00	08/24/20	1
3	303420003	12/01/24	0	B	227,002.23	227,002.23	140,353.51	40,420,248.18	07/03/23	2
8	303420008	11/01/24	1	1	145,790.66	291,914.59	0.00	25,997,452.00
9	310927734	10/11/23	14	6	75,531.88	1,450,853.68	929,484.30	23,793,274.53	03/14/22	98
14	790927206	12/11/24	0	5	101,886.79	101,886.79	1,450.00	17,934,664.32	07/18/24	1
19	300571207	12/06/24	0	5	93,298.58	93,298.58	0.00	15,835,841.88
60	790926968	12/11/24	0	A	23,366.65	23,366.65	0.00	4,088,658.03
Totals					873,150.57	2,594,724.43	1,071,287.81	190,570,138.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		33,706,129	0	33,706,129		0
0 - 6 Months		410,941,083	299,618,328	111,322,755		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	444,647,212	333,324,457	88,394,762	0	22,927,993	0
Dec-24	523,715,161	454,356,545	46,372,748	0	22,985,868	0
Nov-24	625,737,478	584,719,485	17,971,866	0	23,046,127	0
Oct-24	670,461,767	630,705,286	16,652,890	0	23,103,592	0
Sep-24	685,146,982	661,983,528	0	0	23,163,454	0
Aug-24	690,983,582	667,763,071	0	0	23,220,511	0
Jul-24	700,306,789	597,771,264	79,258,154	0	23,277,370	0
Jun-24	717,147,069	693,810,420	0	0	23,336,648	0
May-24	718,509,415	632,616,311	62,500,000	0	23,393,104	0
Apr-24	719,944,283	696,492,291	0	0	23,451,992	0
Mar-24	735,305,392	649,297,345	0	62,500,000	23,508,047	0
Feb-24	736,837,524	650,768,332	62,500,000	0	23,569,191	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303420001	62,500,000.00	62,500,000.00	57,400,000.00	06/26/23	9,603,455.00	3.93380	12/31/19	03/01/25	I/O
3	303420003	40,341,520.90	40,420,248.18	30,300,000.00	11/27/24	398,338.83	0.58310	03/31/24	03/01/25	241
9	310927734	22,927,992.79	23,793,274.53	8,700,000.00	09/16/24	(72,382.38)	(0.17470)	03/31/24	02/11/25	240
14	790927206	17,899,494.48	17,934,664.32	29,900,000.00	11/01/14	395,195.70	0.32170	03/31/24	12/11/24	241
17	303420017	16,075,905.34	16,075,905.34	26,500,000.00	01/20/15	52,035.56	0.19110	03/31/24	03/01/25	241
73	300571238	3,096,803.88	3,096,803.88	5,150,000.00	12/09/14	259,529.26	1.55240	09/30/24	02/06/25	241
Totals		162,841,717.39	163,820,896.25	157,950,000.00		10,636,171.97

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	303420001	RT	CA	08/24/20	1

01.01.25: Loan transferred to SS on 7/16/20, due to monetary default after property closure from Mar. - May 2020 (COVID-19). Collateral is fee simple interest portion of a two-story enclosed mall with multi-story anchors in Palm Desert, CA.

Propertybuilt in 1983 and comprises 986,323 sq. ft. of gross leasable area on 52.83 acres. Collateral is a 512k sq. ft. portion of the property, with the remainder being unowned anchor spaces (Macy's, Former Sears; closed 2020, and JCPenney).

Notice of default issued i n Aug. 2020 and non-judicial foreclosure action filed in June 2021, with the property put in receivership. In Nov. 2023, Pacific Retail Capital Partners acquired property and assumed debt. Loan modified to include a two-

year maturity extension with additi onal options. The loan remains in cash sweep until extended maturity, with excess cash in reserve. Motion for dismissal of the receiver filed in Aug. 2024 and receivership accounts closed. Pacific Retail operating the asset since Dec. 2023, with occupancy at 78.5% as of 9/30/24. Borrower has advanced pre-development efforts and is in discussion with the City and other stakeholders. SS is awaiting additional diligence from Borrower for planned redevelopment, including timelines annd pro forma budgets proje cted to loan repayment. SS is reviewing 2025 operating budget / forecasts and reviewing liquidity over the next year, given projected reduction in total rental income linked

	to both in-line tenants and large retailers.

3	303420003	OF	OH	07/03/23	2

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Special servicer has filed a foreclosure complaint and a receiver order was entered on 6/30/2024. Lender continues to evaluate the loan and collateral as

	foreclosu re litigation remains ongoing and receiver attempts to lease and maintain the property.

9	310927734	OF	MD	03/14/22	98

Loan transferred to special servicing due to Imminent Monetary Default. Borrower has provided all required documentation to set up cash management. Reviewing options for Lender's approval of a major lease. Receiver is now in place and is

	stabilizing the p roperty, addressing deferred maintenance, and reviewing options to sell the property through a Receiver's sale.

14	790927206	LO	NC	07/18/24	1

Transferred to Special Servicing at Borrower request due to the current lending environment for hotel properties, they are concerned about the ability to pay off the Lender when the Loan matures in December 2024. Borrower has executed the

PNL. Borrower is seeking a loan extension modification to allow re-stabilization of the hotel in the aftermath of Borrower's very substantial property renovation. After that re-stabilization, we expect borrower to be able to refi or sell and payoff the loan in full. In the interim, cashflow is keeping the loan payment current. A specific extension modification proposal is being evaluated. In discussions concerning a possible 2-year extension to allow Borrower to re-stabilize the property

	pursuant to their rece

17	303420017	OF	OH	07/03/23	2

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Borrower executed a purchase and sale agreement with the intent to sell the property to a third party and a discounted payoff agreement was executed,

	however, the purchase agreement was been terminated and lender is preparing to file a foreclosure complaint and receiver motion.

73	300571238	RT	FL	12/09/24	4

The Loan transferred to Special Servicing on 12/9/2024 due to imminent monetary in advance of its 2/6/2025 maturity. Borrower has requested an extension to give them time to vet out refinancing options while actively marketing the Property for

	sale. Speci al Servicer is currently reviewing Borrower's extension request.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	303420001	0.00	3.85250%	0.00	3.85250%	9	11/28/23	11/28/23	--
14	790927206	19,741,668.54	4.35000%	19,713,267.44 4.35000%		10	05/22/20	05/11/20	06/11/20
Totals		19,741,668.54		19,713,267.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	870926396	12/17/24	16,618,204.60	28,700,000.00	16,869,087.04	250,882.44	16,869,087.04	16,618,204.60	0.00	0.00	0.00	0.00	0.00%
49	300571241	02/16/24	4,817,145.53	5,000,000.00	3,939,180.45	1,363,476.02	3,939,180.45	2,575,704.43	2,241,441.10	0.00	767,250.00	1,474,191.10	25.86%
53	300571212	06/17/19	5,001,769.99	5,540,000.00	4,929,277.31	819,926.07	4,929,277.31	4,109,351.24	892,418.75	0.00	(28,624.79)	921,043.54	17.21%
78	303420078	08/17/21	2,726,686.25	2,450,000.00	2,308,620.57	2,308,620.57	2,308,620.57	0.00	2,726,686.25	0.00	141,094.53	2,585,591.72	86.18%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,163,806.37	41,690,000.00	28,046,165.37	4,742,905.10	28,046,165.37	23,303,260.27	5,860,546.10	0.00	879,719.74	4,980,826.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	0.00	0.00	40,073.45	0.00	(40,073.45)	0.00	0.00	(40,073.45)
16	870926396	12/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	300571241	07/17/24	0.00	0.00	1,474,191.10	0.00	0.00	(767,250.00)	0.00	0.00	1,474,191.10
		02/16/24	0.00	0.00	2,241,441.10	0.00	0.00	2,241,441.10	0.00	0.00
53	300571212	10/18/24	0.00	0.00	921,043.54	0.00	0.00	(28,809.38)	0.00	0.00	921,043.54
		10/18/21	0.00	0.00	949,852.92	0.00	0.00	385.45	0.00	0.00
		08/17/20	0.00	0.00	949,467.47	0.00	0.00	138,376.09	0.00	0.00
		05/15/20	0.00	0.00	811,091.38	0.00	0.00	(20,592.78)	0.00	0.00
		10/18/19	0.00	0.00	831,684.16	0.00	0.00	(60,734.59)	0.00	0.00
		06/17/19	0.00	0.00	892,418.75	0.00	0.00	892,418.75	0.00	0.00
78	303420078	12/17/24	0.00	0.00	2,585,591.72	0.00	0.00	(310.00)	0.00	0.00	2,418,588.98
		05/17/23	0.00	0.00	2,585,901.72	0.00	0.00	(140,784.53)	0.00	0.00
		08/17/21	0.00	0.00	2,726,686.25	0.00	0.00	2,726,686.25	0.00	(167,002.74)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,980,826.36	40,073.45	0.00	4,940,752.91	0.00	(167,002.74)	4,773,750.17

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,454.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	8,701.58	0.00	0.00	48,027.42	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,948.35	0.00	0.00	61,981.51	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,860.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,965.72	0.00	0.00	110,008.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		147,974.65

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Supplemental Notes
None

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